Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable	$ 490,879	$ 369,396
Revenues	7,618,317	7,283,767	$ 7,274,344
Greenberg Traurig, P.A. [Member] | Customary Fees for Legal Services [Member]
Related Party Transaction [Line Items]
Fees for related party transaction	279	192	186
Greenberg Traurig, P.A. [Member] | Customary Fees for Legal Services [Member] | Related Party [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amount payable to related party	32	3
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable	204,000	100,000
Revenues	$ 82,000	$ 110,000	$ 97,000
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	62.00%	65.00%	60.00%